COMMITMENTS (Tables)	2 Months Ended
Mar. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments [Table Text Block]
Year ending March 31,	Third parties	Related parties	Total
	$	$	$
2025	498,281	635,683	1,133,964
2026	614,225	785,313	1,399,538
2027	631,286	808,872	1,440,158
2028	648,858	833,138	1,481,996
Thereafter	3,561,899	4,473,246	8,035,145
	5,954,549	7,536,252	13,490,801